SUMMARY OF SHARE BASED COMPENSATION EXPENSE (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021	Oct. 31, 2021	Oct. 31, 2020
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expense	$ 26	$ 236	$ 566	$ 891
Research and Development Expense [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expense	13	57	164	308
General and Administrative Expense [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expense	$ 13	$ 179	$ 402	$ 583